Summary of Regulatory Capital Position (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Capital
Common Equity Tier 1 Capital	$ 67,262	$ 62,616
Tier 1 Capital	74,039	69,091
Total Capital	86,201	80,021
Risk-weighted assets used in the calculation of capital ratios	$ 465,453	$ 478,909
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.50%	13.10%
Tier 1 Capital ratio	15.90%	14.40%
Total Capital ratio	18.50%	16.70%
Leverage ratio	4.80%	4.50%